ANNUAL REPORT AS OF
JUNE 30, 1997


SEI LIQUID
ASSET TRUST


================================================================================
Treasury Securities Portfolio
================================================================================
Government Securities Portfolio
================================================================================
Prime Obligation Portfolio
================================================================================
Institutional Cash Portfolio


[SEI INVESTMENTS LOGO]

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TO OUR SHAREHOLDERS:

Short term interest rates remained steady at 5.25% for the majority of the past year. It wasn't until March of 1997 that the Federal Reserve Board (the "Fed") decided to raise short-term interest rates to 5.50% in order to combat a growing economy and keep inflationary pressures in check.

Yields on money market funds likewise remained flat for most of the past twelve month period and average weighted maturities lengthened as the Fed remained in a holding pattern. The market began to price in the Fed tightening during the weeks before the move in short term rates, and maturities on money funds shortened so as to take advantage of the impending move. Assets continue to flow into money market funds, as investors respond to the favorable differential between money funds and other short-term instruments.

As investment advisor for the Trust, Wellington Management Company LLP was able to find opportunities to capture yield by extending maturities during the time when short term rates remained flat. Likewise, Wellington consistently looks to capitalize on Fed moves by positioning the portfolios accordingly. As a result the shareholders in the Liquid Asset Trust have benefited from this diligent and anticipatory style of management.

As we reach the halfway point of 1997, the growth of the economy has slowed and signs of inflation are not apparent, permitting the Fed to remain in a holding pattern. As in the past, Wellington Management will continue to seek out prudent investment opportunities which provide our investors with the competitive yields they have come to expect. We look forward to serving your investment needs, and we appreciate your continued confidence in the SEI Liquid Asset Trust.


                                           Sincerely,

                                           /S/DAVID G. LEE

                                           David G. Lee
                                           President and Chief Executive Officer
                                           SEI Liquid Asset Trust

TABLE OF CONTENTS
================================================================================


MONEY MARKET REVIEW ....................................................  1
STATEMENT OF NET ASSETS ................................................  2
STATEMENT OF ASSETS AND LIABILITIES ....................................  6
STATEMENT OF OPERATIONS ................................................  7
STATEMENT OF CHANGES IN NET ASSETS .....................................  8
FINANCIAL HIGHLIGHTS ................................................... 10
NOTES TO FINANCIAL STATEMENTS .......................................... 11
REPORT OF INDEPENDENT ACCOUNTANTS ...................................... 13
NOTICE TO SHAREHOLDERS ................................................. 14

MONEY MARKET REVIEW
================================================================================


SEI LIQUID ASSET MONEY MARKET PORTFOLIOS
      TREASURY SECURITIES
      GOVERNMENT SECURITIES
      PRIME OBLIGATION
      SEI LIQUID ASSET TRUST PORTFOLIOS ARE ADVISED BY WELLINGTON
         MANAGEMENT COMPANY

     Growth in money fund assets continued as total industry assets added another $130 billion in the twelve month period ending June 30, 1997 for a total of $960 billion; or a 16% increase. Continued growth in corporate profitability and increased municipal revenues generated by the expanding economy have been key contributors to this growth.
     The financial markets entered the year enjoying the sixth year of economic expansion, and were cognizant of the fact that the targeted federal funds rate had not been increased in almost 2 years. As the new year progressed, market participants became wary of inflationary pressures increasing, and expectations grew that the Fed would tighten monetary policy at least once, possible several times during the year. Yields on the one year Treasury bill rose from the 5.49% level at December 31, 1996 as these expectations intensified. Just prior to the FOMC's (Federal Open Market Committee) March meeting, the advisor shortened each of the portfolio's weighted average maturities in order to fully take advantage of the expected increase as well as the pressures associated with quarter-end financial statement dates. After the increase in late March, many participants concluded that additional tightenings would be forthcoming. This was exemplified by managers continuing their shortening programs. As it turned out, yields peaked shortly after the March tightening, as the economy indicated signs of slowing from the 5.9% growth rate recorded in the first quarter, despite the lowest unemployment rate in decades.
     With the approach of the May FOMC meeting, consensus for a second tightening was waning as growth was slowing and inflation measures were negligible. In the days that followed the unchanged policy of the May meeting, maturities were extended by many money funds. As the expectations of multiple tightenings over the short term faded, yields on the one-year Treasury bill fell. By June 30, the one year Treasury bill was yielding 5.65%. Near-term expectations are for still lower yields in the longer maturity sector, as participants evaluate the timing of the next change in monetary policy.

STATEMENT OF NET ASSETS
================================================================================
SEI LIQUID ASSET TRUST--JUNE 30, 1997


TREASURY SECURITIES PORTFOLIO
------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 11.6%
   U.S. Treasury Notes
     5.250%, 12/31/97                $ 19,000     $ 18,963
     5.125%, 02/28/98                  14,000       13,940
     5.125%, 03/31/98                  15,000       14,939
     6.125%, 03/31/98                  15,000       15,042
     5.875%, 04/30/98                  19,000       18,998
                                                  --------
Total U.S. Treasury Obligations
     (Cost $81,882)                                 81,882
                                                  --------
REPURCHASE AGREEMENTS -- 88.7%
   Chase Bank (A)
     5.95%, dated 06/30/97, matures
     07/01/97, repurchase price
     $150,024,792 (collateralized by
     U.S. Treasury Notes, ranging in
     par value $474,000-$66,210,000,
     5.875%-9.125%, 03/31/99-06/30/99;
     with total market value
     $152,643,223)                    150,000      150,000
   Greenwich Capital Markets (A)
     6.03%, dated 06/30/97, matures
     07/01/97, repurchase price
     $150,025,125 (collaterized by
     U.S. Treasury Notes, ranging in
     par value $43,000-$56,355,000,
     5.875%-8.000%, 03/31/99-12/31/99
     and U.S. Treasury STRIPS par
     value $19,490,000, matures
     01/15/07; with total market
     value $153,003,927)              150,000      150,000
   J.P. Morgan (B)
     5.95%, dated 06/30/97, matures
     07/01/97, repurchase price
     $7,236,196 (collateralized by
     U.S. Treasury Note par value
     $6,989,000, 8.250%, matures
     07/15/98; market
     value $7,420,986)                  7,235        7,235
   Lehman Brothers (B)
     6.00%, dated 06/30/97, matures
     07/01/97, repurchase price
     $9,651,608 (collateralized by
     U.S. Treasury STRIPS, ranging in
     par value $2,350,500-$6,395,000,
     02/15/11-02/15/14; with total
     market value $10,038,707)          9,650        9,650

------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Swiss Bank (A)
     5.95%, dated 06/30/97, matures 07/01/97,
     repurchase price $155,025,618
     (collateralized by U.S.
     Treasury Bonds, ranging in
     par value $2,642,000-$48,000,000,
     6.250%-13.250%, 05/15/14-08/15/23
     and by a U.S. Treasury Bill par
     value $3,000,000, matures
     04/02/98; with total market
     value $156,098,865)             $155,000     $155,000
   Union Bank of Switzerland (A)
     5.95%, dated 06/30/97, matures
     07/01/97, repurchase price
     $155,025,618 (collateralized by U.S.
     Treasury Bonds, ranging in par
     value $45,000-$72,716,000,
     7.25%-11.25%, 03/15/15-11/15/18;
     with total market $158,102,310)  155,000      155,000
                                                  --------
Total Repurchase Agreements
     (Cost $626,885)                               626,885
                                                  --------
Total Investments -- 100.3%
     (Cost $708,767)                               708,767
                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.3%)
  Other Assets and Liabilities, Net                 (2,319)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 706,254,957 outstanding shares
   of beneficial interest                          706,255
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based
   on 216,373 outstanding shares
   of beneficial interest                              216
Undistributed net investment income                    246
Accumulated net realized loss
   on investments                                     (269)
                                                  --------
Total Net Assets -- 100.0%                        $706,448
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $1.00
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                        $1.00
                                                  ========

(A) TRI-PARTY REPURCHASE AGREEMENT
(B) TERM REPURCHASE AGREEMENT
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND
          PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


GOVERNMENT SECURITIES PORTFOLIO
------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 70.7%
   FHLB (A)
     5.630%, 08/05/97                 $ 5,000     $  5,000
   FHLB
     5.532%, 07/17/97                  23,000       22,945
     5.492%, 08/08/97                   3,950        3,928
     5.696%, 12/03/97                   1,000          976
     5.707%, 02/27/98                   4,750        4,578
   FHLMC
     5.713%, 11/07/97                   3,080        3,019
   FNMA (A)
     5.250%, 07/07/97                  22,000       22,000
   FNMA MTN
     8.950%, 07/10/97                   4,000        4,003
   FNMA
     5.480%, 10/20/97                   5,000        4,915
     5.683%, 11/06/97                   3,000        2,942
     5.640%, 11/17/97                   5,000        4,895
     5.648%, 11/19/97                   2,450        2,398
   SLMA (A)
     5.260%, 07/01/97                  15,400       15,400
     5.420%, 07/01/97                   8,000        8,008
                                                  --------
Total U.S. Government Agency Obligations
     (Cost $105,007)                               105,007
                                                  --------
REPURCHASE AGREEMENTS -- 29.5%
   Goldman Sachs (B)
     6.12%, dated 06/30/97, matures
     07/01/97, repurchase price
     $25,004,250 (collateralized
     by FNMA obligations, par value
     $10,089,737-$15,426,402,
     7.000%-7.500%, 07/01/12-10/01/26;
     with total market value
     $25,500,000)                      25,000       25,000
   J.P. Morgan (C)
     5.95%, dated 06/30/97, matures
     07/01/97, repurchase price
     $3,840,835 (collateralized
     by various U.S. Treasury Notes,
     ranging in par value
     $759,000-$2,148,000, 8.25%-13.75%,
     07/15/98-08/15/04; with
     total market value $3,915,813)     3,840        3,840

------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Morgan Stanley (B)
     5.525%, dated 06/30/97, matures
     07/08/97, repurchase price
     $15,002,302 (collateralized by
     various FNMA obligations, ranging
     in par value $23,000-$2,200,000,
     5.500%-9.000%, 09/01/97-05/01/22;
     with total market value
     $15,375,261)                     $15,000     $ 15,000
                                                  --------
Total Repurchase Agreements
     (Cost $43,840)                                 43,840
                                                  --------
Total Investments -- 100.2%
     (Cost $148,847)                               148,847
                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.2%)
  Other Assets and Liabilities, Net                   (241)
                                                  --------

NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 148,645,418 outstanding
   shares of beneficial interest                   148,645
Overdistributed net investment income                   (4)
Accumulated net realized loss
   on investments                                      (35)
                                                  --------
Total Net Assets -- 100.0%                        $148,606
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share                                   $1.00
                                                  ========

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE MATURITY DATE SHOWN IS THE RESET DATE AND THE DEMAND DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
(C) TERM REPURCHASE AGREEMENT
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI LIQUID ASSET TRUST--JUNE 30, 1997


PRIME OBLIGATION PORTFOLIO
------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
COMMERCIAL PAPER -- 58.6%
AC Acquisition
   5.701%, 07/15/97                  $25,000       $24,946
American Express Credit
   6.250%, 07/02/97                   25,000        24,996
Aon Corporation
   5.778%, 07/15/97                   16,528        16,492
   5.841%, 08/18/97                    8,500         8,436
Associates of North America
   5.764%, 08/25/97                   25,000        24,786
Avco Financial
   5.727%, 09/15/97                    5,500         5,435
Bank of New York
   5.655%, 07/14/97                   20,000        19,960
Bear Stearns
   5.689%, 07/07/97                   20,000        19,981
BT Securities
   5.600%, 07/23/97                   25,000        24,914
Centric Funding
   5.673%, 07/09/97                   10,000         9,988
   5.717%, 07/16/97                    7,000         6,984
   5.718%, 07/18/97                   10,000         9,974
CPC International
   5.758%, 08/20/97                   15,000        14,883
Enterprise Funding
   5.696%, 07/21/97                    9,000         8,972
Falcon Asset
   5.677%, 07/15/97                    7,545         7,529
   5.706%, 07/22/97                    7,100         7,077
Fleet Funding
   5.580%, 07/29/97                   11,159        11,111
   5.570%, 07/31/97                   12,000        11,944
General Electric Credit
   5.550%, 07/30/97                   10,000         9,955
   5.927%, 11/26/97                   10,000         9,766
General Motors Acceptance
   Corporation
   5.731%, 07/14/97                    9,000         8,982
   5.820%, 10/09/97                   17,000        16,725
Island Finance PR
   5.600%, 08/22/97                   11,000        10,911
Kitty Hawk Funding
   5.660%, 09/02/97                   15,000        14,851
   5.758%, 09/15/97                   10,000         9,882
Merrill Lynch
   5.688%, 07/07/97                   10,000         9,991
   5.570%, 08/04/97                   10,000         9,947
   5.600%, 08/20/97                    5,000         4,961
Morgan Stanley Group
   5.580%, 07/21/97                   25,000        24,922
New Center Asset Trust
   5.494%, 08/13/97                    5,000         4,968

-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
   Private Export Funding
     5.550%, 08/15/97                 $25,000     $ 24,827
   Prudential Funding
     5.560%, 07/10/97                  13,500       13,481
     5.925%, 11/24/97                   5,000        4,885
   Ranger Funding
     5.717%, 07/18/97                   7,000        6,982
     5.590%, 08/04/97                   8,000        7,958
     5.773%, 08/13/97                  10,000        9,933
   Sears Roebuck Acceptance
     6.250%, 07/01/97                  20,000       20,000
                                                  --------
Total Commercial Paper
     (Cost $482,335)                               482,335
                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.2%
   FNMA (A)
     5.250%, 07/07/97                  30,000       30,000
   SLMA (A)
     5.260%, 07/01/97                  24,000       24,000
     5.270%, 07/01/97                   7,000        7,000
     5.280%, 07/01/97                  23,000       23,002
                                                  --------
Total U.S. Government Agency Obligations
     (Cost $84,002)                                 84,002
                                                  --------
CERTIFICATES OF DEPOSIT -- 11.3%
   Chase Manhattan Bank
     5.500%, 07/01/97                  15,000       15,000
   First National Bank of Boston
     5.690%, 10/14/97                  20,500       20,500
   First of America Bank MI
     5.950%, 01/12/98                  25,000       24,993
   Key Bank of Utah Bankers Note (A)
     5.600%, 07/01/97                   7,000        6,998
   Wilmington Trust
     5.900%, 11/19/97                  20,000       20,000
     5.900%, 11/24/97                   5,000        5,000
                                                  --------
Total Certificates of Deposit
     (Cost $92,491)                                 92,491
                                                  --------
BANK NOTES -- 8.7%
   Bank of Hawaii Bankers Acceptance
     5.831%, 08/27/97                  12,000       11,892
   Bank One (A)
     5.540%, 07/01/97                  30,000       29,983
   BankAmerica
     5.570%, 11/07/97                  25,000       24,960
   Morgan Guaranty Trust of NY
     5.965%, 06/22/98                   5,000        4,998
                                                  --------
Total Bank Notes
     (Cost $71,833)                                 71,833
                                                  --------

================================================================================

------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
FLOATING RATE INSTRUMENTS -- 9.8%
   Allstate (A)
     5.805%, 09/28/97                 $10,000     $ 10,000
   Asset Backed Securities
     Investment Trust 1996-M (A)
     5.688%, 07/30/97                   5,000        5,000
   People's Security Funding
     Agreement (A) (B)
     6.063%, 09/28/97                  25,000       25,000
   SMM-Trust 96-B (A) (B)
     5.738%, 07/02/97                  10,000       10,000
   SMM-Trust 97-L (A)
     5.688%, 07/29/97                  10,000       10,000
   Travelers Insurance (A)
     5.694%, 07/30/97                   6,000        6,000
     5.687%, 09/28/97                   5,000        5,000
   Travelers Insurance (A) (B)
     5.863%, 09/28/97                  10,000       10,000
                                                  --------
Total Floating Rate Instruments
     (Cost $81,000)                                 81,000
                                                  --------
REPURCHASE AGREEMENTS -- 1.5%
   J.P. Morgan (C)
     5.95%, dated 06/30/97, matures
     07/01/97, repurchase price
     $1,979,327 (collateralized by U.S.
     Treasury Note par value $1,911,000,
     8.25%, matures 07/15/98;
     market value $2,029,118)           1,979        1,979
   Lehman Brothers (C)
     6.00%, dated 06/30/97, matures
     07/01/97, repurchase price
     $10,351,701 (collateralized by
     U.S. Treasury STRIPS par value
     $33,713,000, matures 02/15/14;
     with total market value
     $10,739,276)                      10,350       10,350
                                                  --------
Total Repurchase Agreements
     (Cost $12,329)                                 12,329
                                                  --------
Total Investments -- 100.1%
     (Cost 823,990)                                823,990
                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.1%)
  Other Assets and Liabilities, Net                   (720)
                                                  --------

------------------------------------------------------------

DESCRIPTION                                     VALUE (000)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 823,320,456 outstanding
   shares of beneficial interest                  $823,320
Undistributed net investment income                     55
Accumulated net realized loss
   on investments                                     (105)
                                                  --------
Total Net Assets -- 100.0%                        $823,270
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share                                   $1.00
                                                  ========

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE MATURITY DATE SHOWN IS THE RESET DATE.
(B) PRIVATE PLACEMENT
(C) TERM REPURCHASE AGREEMENT
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
================================================================================
SEI LIQUID ASSET TRUST--AS OF JUNE 30, 1997

                                                                 ------------------  --------------------
                                                                   INSTITUTIONAL
                                                                       CASH              MONEY MARKET
                                                                     PORTFOLIO             PORTFOLIO
                                                                 ------------------  --------------------
ASSETS:
     Cash                                                             $ 100                 $ 100
                                                                      -----                 -----
     Total assets                                                       100                   100
                                                                      -----                 -----

NET ASSETS:

   Applicable to 100 outstanding shares of beneficial interest
     (unlimited authorization -- no par value)                          100                   100
                                                                      -----                 -----
   Total net assets                                                   $ 100                 $ 100
                                                                      -----                 -----
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE        $1.00                 $1.00
                                                                      =====                 =====


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
SEI LIQUID ASSET TRUST--FOR THE YEAR ENDED JUNE 30, 1997

                                                    --------------  ---------------  ---------------  ----------------
                                                       TREASURY        GOVERNMENT         PRIME         INSTITUTIONAL
                                                      SECURITIES       SECURITIES      OBLIGATION           CASH
                                                       PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                    --------------  ---------------  ---------------  ----------------
Interest Income                                        $39,406           $9,293          $45,434            $ 92
                                                       -------           ------          -------            ----
EXPENSES:
   Management fee                                        3,050              720            3,450               9
   Less management fees waived                            (384)             (43)            (419)             --
   Investment advisory fee                                 261               62              296              --
   Shareholder servicing fee -- Class A                  1,817              428            2,056               5
   Less shareholder servicing fee waived -- Class A     (1,817)            (428)          (2,056)             (5)
   Distribution fee-- Class D                                1               --               --              --
   Less distribution fee waived -- Class D                  (1)              --               --              --
   Custodian/wire agent fees                                74               10               85              --
   Professional fees                                        36                1               46              --
   Trustee fees                                             13               --               13              --
   Registration & filing fees                               59               --               65              --
   Insurance                                                --               --                2              --
   Other fees                                               85                2               73              --
                                                       -------           ------          -------            ----
   Net expenses                                          3,194              752            3,611               9
                                                       -------           ------          -------            ----
NET INVESTMENT INCOME                                   36,212            8,541           41,823              83
                                                       -------           ------          -------            ----
   Net realized loss from security transactions           (121)              --              (40)             --
                                                       -------           ------          -------            ----
NET INCREASE IN NET ASSETS FROM OPERATIONS             $36,091           $8,541          $41,783            $ 83
                                                       =======           ======          =======           =====

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI LIQUID ASSET TRUST--FOR THE YEAR ENDED JUNE 30,



                                                                       ------------------------    ----------------------
                                                                               TREASURY                  GOVERNMENT
                                                                              SECURITIES                 SECURITIES
                                                                       ------------------------    ----------------------
                                                                          1997          1996         1997         1996
                                                                       ------------------------    ----------------------
OPERATIONS:
     Net investment income                                             $    36,212  $    62,193    $   8,541  $    10,113
     Net realized loss from security transactions                             (121)         (54)          --          (18)
                                                                       -----------  -----------    ---------  -----------
     Net increase in net assets resulting from operations                   36,091       62,139        8,541       10,095
                                                                       -----------  -----------    ---------  -----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                               (36,201)     (62,141)      (8,541)     (10,112)
     Class D                                                                   (11)         (52)          --           --
                                                                       -----------  -----------    ---------  -----------
   Total dividends distributed                                             (36,212)     (62,193)      (8,541)     (10,112)
                                                                       -----------  -----------    ---------  -----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from shares issued                                         4,199,778    7,781,924      830,772    1,017,301
     Reinvestment of cash distributions                                        663          847          818          836
     Cost of shares redeemed                                            (4,326,481)  (8,205,213)    (852,117)  (1,049,755)
                                                                       -----------  -----------    ---------  -----------
     Decrease in net assets derived from Class A transactions             (126,040)    (422,442)     (20,527)     (31,618)
                                                                       -----------  -----------    ---------  -----------
   Class D:
     Proceeds from shares issued                                               230        5,034           --           --
     Reinvestment of cash distributions                                         10           11           --           --
     Cost of shares redeemed                                                  (243)     (14,623)          --           --
                                                                       -----------  -----------    ---------  -----------
     Decrease in net assets derived from Class D transactions                   (3)      (9,578)          --           --
                                                                       -----------  -----------    ---------  -----------
   Net decrease in net assets derived from
       capital share transactions                                         (126,043)    (432,020)     (20,527)     (31,618)
                                                                       -----------  -----------    ---------  -----------
       Net decrease in net assets                                         (126,164)    (432,074)     (20,527)     (31,635)
                                                                       -----------  -----------    ---------  -----------
NET ASSETS:
   Beginning of Period                                                     832,612    1,264,686      169,133      200,768
                                                                       -----------  -----------    ---------  -----------
   End of Period                                                       $   706,448  $   832,612    $ 148,606  $   169,133
                                                                       ===========  ===========    =========  ===========


     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI LIQUID ASSET TRUST--FOR THE YEAR ENDED JUNE 30,

                                                                          --------------------------    ---------------------
                                                                                     PRIME                  INSTITUTIONAL
                                                                                  OBLIGATION                    CASH
                                                                          --------------------------    ---------------------
                                                                              1997           1996         1997        1996
                                                                          --------------------------    ---------------------
OPERATIONS:
     Net investment income                                                $    41,823    $    44,637    $      83   $     118
     Net realized gain (loss) from security transactions                          (40)             7           --         (37)
                                                                          -----------    -----------    ---------   ---------
     Net increase in net assets resulting from operations                      41,783         44,644           83          81
                                                                          -----------    -----------    ---------   ---------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                  (41,821)       (44,637)         (83)       (118)
     Class D                                                                       --             --           --          --
                                                                          -----------    -----------    ---------   ---------
   Total dividends distributed                                                (41,821)       (44,637)         (83)       (118)
                                                                          -----------    -----------    ---------   ---------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from shares issued                                            6,067,983      6,940,159      385,019     236,351
     Reinvestment of cash distributions                                        10,339          9,384           --          --
     Cost of shares redeemed                                               (6,002,866)    (7,142,561)    (385,019)   (236,351)
                                                                          -----------    -----------    ---------   ---------
     Increase (decrease) in net assets derived from Class A transactions       75,456       (193,018)          --          --
                                                                          -----------    -----------    ---------   ---------
   Class D:
     Proceeds from shares issued                                                   --             --           --          --
     Reinvestment of cash distributions                                            --             --           --          --
     Cost of shares redeemed                                                       --             --           --          --
                                                                          -----------    -----------    ---------   ---------
     Increase in net assets derived from Class D transactions                      --             --           --          --
                                                                          -----------    -----------    ---------   ---------
   Net Increase (decrease) in net assets derived
     from capital share transactions                                           75,456       (193,018)          --          --
   Contributions of capital from the manager                                      --              --           --          37
                                                                          -----------    -----------    ---------   ---------
       Net increase (decrease) in net assets                                   75,418       (193,011)          --          --
                                                                          -----------    -----------    ---------   ---------
NET ASSETS:
   Beginning of Period                                                        747,852        940,863           --          --
                                                                          -----------    -----------    ---------   ---------
   End of Period                                                          $   823,270    $   747,852    $      --   $      --
                                                                          ===========    ===========    =========   =========

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
SEI LIQUID ASSET TRUST--FOR THE YEARS ENDED JUNE 30,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

         NET ASSET             REALIZED AND  DISTRIBUTIONS   DISTRIBUTIONS                                       RATIO OF
           VALUE        NET     UNREALIZED      FROM NET         FROM          NET ASSET          NET ASSETS     EXPENSES
         BEGINNING  INVESTMENT   GAINS ON     INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL     END OF      TO AVERAGE
         OF PERIOD    INCOME    SECURITIES      INCOME           GAINS         OF PERIOD  RETURN  PERIOD (000)  NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
--------------------
TREASURY SECURITIES
--------------------
CLASS A
  1997     $1.00      $0.05        --            $(0.05)         --               $1.00   5.10%   $  706,232       0.44%
  1996      1.00       0.05        --             (0.05)         --                1.00   5.37       832,393       0.44
  1995      1.00       0.05        --             (0.05)         --                1.00   5.05     1,254,888       0.44
  1994      1.00       0.03        --             (0.03)         --                1.00   3.00     1,501,510       0.44
  1993      1.00       0.03        --             (0.03)         --                1.00   3.03     2,219,701       0.44
  1992      1.00       0.05        --             (0.05)         --                1.00   4.69     2,304,153       0.44
  1991      1.00       0.07        --             (0.07)         --                1.00   7.04     2,248,497       0.44
  1990      1.00       0.08        --             (0.08)         --                1.00   8.41     2,076,845       0.44
  1989      1.00       0.08        --             (0.08)         --                1.00   8.51     2,318,763       0.44
  1988      1.00       0.06        --             (0.06)         --                1.00   6.56     2,671,802       0.44
CLASS D
  1997     $1.00      $0.05        --            $(0.05)         --               $1.00   4.73%   $      216       0.79%
  1996      1.00       0.05        --             (0.05)         --                1.00   5.01           219       0.79
  1995      1.00       0.05        --             (0.05)         --                1.00   4.69         9,798       0.79
  1994(1)   1.00       0.01        --             (0.01)         --                1.00   0.50**          23       0.79*
-----------------------
GOVERNMENT SECURITIES
-----------------------
CLASS A
  1997     $1.00      $0.05        --            $(0.05)         --               $1.00   5.09%   $  148,606       0.44%
  1996      1.00       0.05        --             (0.05)         --                1.00   5.30       169,133       0.44
  1995      1.00       0.05        --             (0.05)         --                1.00   5.18       200,768       0.44
  1994      1.00       0.03        --             (0.03)         --                1.00   3.04       255,554       0.44
  1993      1.00       0.03        --             (0.03)         --                1.00   3.05       507,832       0.44
  1992      1.00       0.05        --             (0.05)         --                1.00   4.72       399,938       0.44
  1991      1.00       0.07        --             (0.07)         --                1.00   7.08       520,187       0.44
  1990      1.00       0.08        --             (0.08)         --                1.00   8.48       368,318       0.44
  1989      1.00       0.08        --             (0.08)         --                1.00   8.69       467,056       0.44
  1988      1.00       0.07        --             (0.07)         --                1.00   6.83       523,274       0.44
-----------------
PRIME OBLIGATION
-----------------
CLASS A
  1997     $1.00      $0.05        --            $(0.05)         --               $1.00   5.20%   $  823,270       0.44%
  1996      1.00       0.05        --             (0.05)         --                1.00   5.39       747,852       0.44
  1995      1.00       0.05        --             (0.05)         --                1.00   5.20       940,863       0.44
  1994      1.00       0.03        --             (0.03)         --                1.00   3.08       918,509       0.44
  1993      1.00       0.03        --             (0.03)         --                1.00   3.07     1,173,109       0.44
  1992      1.00       0.05        --             (0.05)         --                1.00   4.73     1,515,554       0.44
  1991      1.00       0.07        --             (0.07)         --                1.00   7.36     1,729,845       0.44
  1990      1.00       0.08        --             (0.08)         --                1.00   8.57     1,804,367       0.44
  1989      1.00       0.09        --             (0.09)         --                1.00   8.85     2,160,859       0.44
  1988      1.00       0.07        --             (0.07)         --                1.00   7.12     2,224,159       0.44
---------------------
INSTITUTIONAL CASH(2)
---------------------
CLASS A
  1997     $1.00    $0.0002   $    --          $(0.0002)   $     --               $1.00   3.94%    $      --       0.44%
  1996      1.00     0.0005        --           (0.0005)         --                1.00   4.58            --       0.44
  1995      1.00     0.0003        --           (0.0003)         --                1.00   4.94            --       0.44
  1994      1.00     0.0003        --           (0.0003)         --                1.00   2.60            --       0.44
  1993      1.00     0.0003        --           (0.0003)         --                1.00   2.83            --       0.44
  1992      1.00     0.0002        --           (0.0002)         --                1.00   3.47            --       0.44
  1991      1.00     0.0003    0.0001           (0.0003)    (0.0001)               1.00   7.12            --       0.42
  1990      1.00     0.0008    0.0003           (0.0008)    (0.0003)               1.00  10.22            --       0.44
  1989      1.00     0.0007    0.0002           (0.0007)    (0.0002)               1.00   8.49            --       0.44
  1988      1.00     0.0006    0.0001           (0.0006)    (0.0001)               1.00   4.02            --       0.44

                                   RATIO OF
                                     NET
           RATIO OF    RATIO OF   INVESTMENT
              NET      EXPENSES     INCOME
          INVESTMENT  TO AVERAGE  TO AVERAGE
            INCOME    NET ASSETS  NET ASSETS
          TO AVERAGE  (EXCLUDING  (EXCLUDING
          NET ASSETS    WAIVERS)   WAIVERS)
--------------------------------------------
--------------------
TREASURY SECURITIES
--------------------
CLASS A
  1997       4.98%      0.74%        4.68%
  1996       5.27       0.52         5.19
  1995       4.93       0.54         4.83
  1994       2.91       0.51         2.84
  1993       2.99       0.50         2.93
  1992       4.60       0.50         4.50
  1991       6.80       0.47         6.80
  1990       8.10       0.45         8.10
  1989       8.20       0.44         8.20
  1988       6.40       0.44         6.40
CLASS D
  1997       4.64%      1.09%        4.34%
  1996       4.92       0.87         4.84
  1995       5.15       0.89         5.05
  1994(1)    3.23*      0.98*        3.04*
----------------------
GOVERNMENT SECURITIES
----------------------
CLASS A
  1997       4.98%      0.71%        4.71%
  1996       5.19       0.54         5.09
  1995       5.04       0.53         4.95
  1994       2.96       0.51         2.89
  1993       3.00       0.50         2.94
  1992       4.60       0.50         4.60
  1991       6.80       0.48         6.70
  1990       8.10       0.45         8.10
  1989       8.30       0.46         8.30
  1988       6.70       0.44         6.70
----------------
PRIME OBLIGATION
----------------
CLASS A
  1997       5.08%      0.74%        4.78%
  1996       5.27       0.53         5.18
  1995       5.21       0.53         5.12
  1994       3.03       0.51         2.96
  1993       3.04       0.50         2.98
  1992       4.70       0.49         4.60
  1991       7.10       0.47         7.10
  1990       8.30       0.45         8.30
  1989       8.50       0.44         8.50
  1988       6.90       0.44         6.90
----------------------
INSTITUTIONAL CASH (2)
----------------------
CLASS A
  1997       3.94%      0.69%        3.69%
  1996       4.58       0.44         4.58
  1995       5.19       0.44         5.19
  1994       2.63       0.44         2.63
  1993       2.66       0.44         2.66
  1992       3.50       0.44         3.50
  1991       5.90       0.42         5.90
  1990       7.80       0.44         7.80
  1989       6.80       0.44         6.80
  1988       5.20       0.44         5.20

(1) TREASURY SECURITIES CLASS D COMMENCED OPERATIONS ON MAY 4, 1994.
(2) ALL RATIOS AND TOTAL RETURNS FOR THE INSTITUTIONAL CASH PORTFOLIO HAVE BEEN ANNUALIZED.
  * ANNUALIZED
**  NOT ANNUALIZED.

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
10

NOTES TO FINANCIAL STATEMENTS
================================================================================

SEI LIQUID ASSET TRUST -- JUNE 30, 1997


1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five portfolios: the Treasury Securities Portfolio, the Government Securities Portfolio, the Prime Obligation Portfolio, the Institutional Cash Portfolio and the Money Market Portfolio (the "Portfolios"). The Trust is registered to offer Class A shares of the portfolios and Class D shares of the Treasury Securities Portfolio. Shares of the Institutional Cash Portfolio were last sold to shareholders on December 31, 1996 and then fully redeemed at the end of business on January 2, 1997. It is anticipated that this portfolio will again be available to shareholders on December 31, 1997. As of June 30, 1997 the Money Market Portfolio had not commenced operations. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. A description of the Fund's investment objective, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.
     SECURITY VALUATION--Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses of the Trust which are not directly associated to a specific Portfolio are allocated on the basis of relative net asset value of the affected Portfolios.
     CLASSES--Class specific expenses, such as 12b-1 and transfer agent for Class D, are borne by that class. Income, expenses and realized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     DISTRIBUTIONS--Distributions from ordinary income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences can be either temporary or permanent in nature, and may necessitate reclassifications between undistributed net investment income, undistributed net realized capital gains and/or additional paid in capital.
     For the fiscal year ended June 30, 1997, reclassifications from undistributed net realized capital gains to undistributed net investment income in the amounts of $246,319 and $53,182 were recorded for the Treasury Securities and Prime Obligation Portfolios respectively. For the Government Securities Portfolio, $4,444 was reclassified from undistributed investment income to net realized capital gains. These reclassifications between components of capital have no effect on net assets or net asset value per share.
     OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Portfolios are distributed to the shareholders of the affected Portfolios annually.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI LIQUID ASSET TRUST -- JUNE 30, 1997



3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Investments (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Portfolio with the exception of the Institutional Cash Portfolio for which the fee is calculated at an annual rate of .36%. The Manager has agreed to bear certain expenses of the Trust so that the total expenses do not exceed .44% of average daily net assets annually.
     Wellington Management Company serves as the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to
 .075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. The fees of the Investment Adviser are paid monthly.
     SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .25% of the average daily net assets attributable to Class D shares will be paid to the Distributor. As of the fiscal year end, the Distributor is taking a fee under the Class D Plan of only .20% of the average daily net assets attributable to Class D shares. This
payment  may  be  used  to  compensate   financial   institutions  that  provide
distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     In addition, the Trust has entered into a separate Transfer Agent Agreement with respect to Class D shares under which DST Systems, Inc. is entitled to a fee of .15% of the average daily net assets of Class D plus out-of-pocket costs.

4. TRANSACTIONS WITH AFFILIATES
Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.
     An officer of the Trust is also a partner in the firm that serves as legal counsel. The Trust paid a total of $59,583 in legal fees for the fiscal year ending June 30, 1997.
     CoreStates N.A., which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.
     During the period ended June 30, 1996, the Manager made a capital contribution of $37,000 to the Institutional Cash Portfolio to reimburse the Portfolio for a loss on securities sold. The loss and related capital contribution did not change the net asset value of the Portfolio.

5. CAPITAL LOSS CARRYOVERS
At June 30, 1997, the Portfolios had a capital loss carryover, to the extent provided in regulations, for Federal income tax purposes as follows:

Treasury Securities
  Portfolio:                 $148,751 expiring in 2005

Government Securities
  Portfolio:                  $16,296 expiring in 2002
                                1,741 expiring in 2004
                                7,997 expiring in 2005
Prime Obligation
  Portfolio:                  $59,535 expiring in 2000
                                5,140 expiring in 2003
                                9,189 expiring in 2005
Institutional Cash
  Portfolio:                  $37,279 expiring in 2004

In addition, from November 1, 1996 through June 30, 1997, the following Funds incurred net realized capital losses, as follows:

                                                AMOUNT
                                              ==========
Treasury Securities Portfolio                  $121,129
Government Securities Portfolio                   9,349
Prime Obligation Portfolio                       31,148

As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ended June 30, 1998. No capital loss carryovers were utilized in the fiscal year ended June 30, 1997.

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
SEI Liquid Asset Trust

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Money Market Portfolio at June 30, 1997, and the accompanying statements of net assets and of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Securities Portfolio, Government Securities Portfolio, Prime Obligation Portfolio, Institutional Cash Portfolio (which, with Money Market Portfolio, constitute SEI Liquid Asset Trust, hereafter referred to as the "Trust") at June 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

Philadelphia, PA
August 7, 1997

NOTICE TO SHAREHOLDERS (UNAUDITED)
================================================================================
SEI LIQUID ASSET TRUST--JUNE 30, 1997


              FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR
                 INFORMATIONAL PURPOSES ONLY.

Dear SEI Liquid Asset Trust Shareholders:

For the fiscal year ended June 30, 1997, each portfolio is designating long term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                                 (A)             (B)
                                              LONG TERM       ORDINARY           (C)                            (E)
                                            CAPITAL GAINS      INCOME           TOTAL            (D)            TAX
                                            DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    QUALIFYING       EXEMPT
PORTFOLIO                                    (TAX BASIS)     (TAX BASIS)     (TAX BASIS)    DIVIDENDS(1)     INTEREST
--------                                    -------------   -------------   -------------   ------------     ---------
Treasury Securities Portfolio                    0%             100%            100%             0%             0%
Government Securities Portfolio                  0%             100%            100%             0%             0%
Prime Obligation Portfolio                       0%             100%            100%             0%             0%
Institutional Cash Portfolio                     0%             100%            100%             0%             0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* Items (A) and (B) are based on a percentage of the portfolio's total distribution.
** Items (D) and (E) are based on a percentage of ordinary income distributions of the portfolio.

    Please consult your tax adviser for proper treatment of this information.

=======================
SEI LIQUID ASSET TRUST
=======================
ANNUAL REPORT
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JUNE 30, 1997



Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. Lydon
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H.Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
Wellington Management Company

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Price Waterhouse LLP



THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI FINANCIAL SERVICES COMPANY, THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734
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[SEI LOGO]            INVESTMENTS
                      DISTRIBUTION
                      CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-097-04